SEGMENTED INFORMATION (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Information for Assets and Liabilities

Segmented information for assets and liabilities are as follows:

March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$66,992	$1,540	$11,870	$529	$5,435	$48,495	$134,861
Plant and equipment	47,600	4,319	15,354	255	932	157	68,617
Mineral rights and properties	197,274	7,222	26,670	7,754	-	-	238,920
Investment in an associate	-	-	-	-	-	38,703	38,703
Other investments	-	-	-	-	-	9,253	9,253
Reclamation deposits	5,330	-	2,616	-	-	7	7,953
Long-term prepaids and deposits	369	104	170	126	-	-	769
Total assets	$317,565	$13,185	$56,680	$8,664	$6,367	$96,615	$499,076

Current liabilities	$27,000	$1,391	$4,036	$2,548	$1,102	$1,796	$37,873
Deferred income tax liabilities	33,337	997	-	-	-	-	34,334
Environmental rehabilitation	11,623	998	774	293	-	-	13,688
Total liabilities	$71,960	$3,386	$4,810	$2,841	$1,102	$1,796	$85,895

March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of financial position items:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Current assets	$82,567	$1,833	$7,911	$699	$1,574	$28,220	$122,804
Plant and equipment	47,933	4,911	16,988	137	1,104	138	71,211
Mineral rights and properties	194,635	7,470	29,749	226	-	-	232,080
Investment in an associate	-	-	-	-	-	38,001	38,001
Other investments	-	-	-	-	-	6,132	6,132
Reclamation deposits	5,544	-	160	-	-	8	5,712
Long-term prepaids and deposits	311	108	325	210	-	-	954
Total assets	$330,990	$14,322	$55,133	$1,272	$2,678	$72,499	$476,894

Current liabilities	$22,419	$1,652	$3,485	$2,745	$474	$1,532	$32,307
Deferred income tax liabilities	32,382	928	-	-	-	-	33,310
Environmental rehabilitation	10,929	989	887	293	-	-	13,098
Total liabilities	$65,730	$3,569	$4,372	$3,038	$474	$1,532	$78,715

Schedule of Segment Information for Operating Results

Segmented information for operating results are as follows:

Year ended March 31, 2019
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan(1)	Guangdong	Other	Beijing	Vancouver
Sales	$141,483	$-	$29,036	$-	$-	$-	$170,519
Cost of sales	(68,346)	-	(18,976)	-	-	-	(87,322)
Gross profit	73,137	-	10,060	-	-	-	83,197

Operating expenses	(8,788)	(961)	(2,934)	(810)	(1,591)	(7,218)	(22,302)
Impairment recovery, net	-	-	-	7,279	-	1,899	9,178
Finance items, net	1,131	(127)	51	(11)	145	1,656	2,845
Income tax expenses	(15,588)	(128)	-	-	(2)	(5,153)	(20,871)
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047

Attributable to:
Equity holders of the Company	39,008	(851)	6,825	5,006	(1,448)	(8,816)	39,724
Non-controlling interests	10,884	(365)	352	1,452	-	-	12,323
Net income (loss)	$49,892	$(1,216)	$7,177	$6,458	$(1,448)	$(8,816)	$52,047
(1) Hunan's BYP project was placed on care and maintenance in August 2014;
Year ended March 31, 2018
	Mining				Administrative
	Henan						Total
Statement of income:	Luoning	Hunan	Guangdong	Other	Beijing	Vancouver
Sales	$142,113	$-	$27,926	$-	$-	$-	$170,039
Cost of sales	(64,321)	-	(17,834)	-	-	-	(82,155)
Gross profit	77,792	-	10,092	-	-	-	87,884

Operating (expenses) income	(8,136)	(1,164)	(2,726)	1,755	(1,321)	(5,581)	(17,173)
Impairment recovery, net	-	-	-	-	-	4,714	4,714
Finance items, net	580	(83)	9	(11)	250	1,645	2,390
Income tax expenses	(17,894)	(1)	-	-	(1)	(1,023)	(18,919)
Net income (loss)	$52,342	$(1,248)	$7,375	$1,744	$(1,072)	$(245)	$58,896

Attributable to:
Equity holders of the Company	40,799	(874)	7,034	1,352	(1,072)	(245)	46,994
Non-controlling interests	11,543	(374)	341	392	-	-	11,902
Net income (loss)	$52,342	$(1,248)	$7,375	$1,744	$(1,072)	$(245)	$58,896

Schedule of Sales by Metal

The sales generated for the years ended March 31, 2019 and 2018 were all earned in China and are comprised of:

	Year ended March 31, 2019
	Henan Luoning	Guangdong	Total
Silver (Ag)	$74,702	$5,952	$80,654
Gold (Au)	3,642	-	3,642
Lead (Pb)	55,739	8,372	64,111
Zinc (Zn)	6,305	14,349	20,654
Other	1,095	363	1,458
	$141,483	$29,036	$170,519

	Year ended March 31, 2018
	Henan Luoning	Guangdong	Total
Silver (Ag)	$75,891	$6,463	$82,354
Gold (Au)	3,232	-	3,232
Lead (Pb)	55,488	6,763	62,251
Zinc (Zn)	7,000	14,462	21,462
Other	502	238	740
	$142,113	$27,926	$170,039